OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

May 17, 2018

VIA EDGAR

Securities and Exchange Commission

100 F. Street, NE

Washington, DC 20549

Re:	Proxy Statement for Oppenheimer Rochester Minnesota® Municipal Fund

To the Securities and Exchange Commission:

An electronic ("EDGAR") filing is transmitted herewith pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). This filing contains preliminary proxy materials that, once definitive, are proposed to be furnished to shareholders of Oppenheimer Rochester Minnesota Municipal Fund (the "Fund") in connection with the special meeting of the Fund’s shareholders proposed to be held July 27, 2018. Those materials include the preliminary proxy statement, ballot, and notice of meeting. The Fund expects to mail the definitive materials to shareholders on or about June 22, 2018.

The proposal, as indicated in the preliminary proxy materials, is to approve a change to the Fund’s fundamental policy to invest, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from regular federal individual and, as applicable, the Fund’s state income tax, to a fundamental policy to invest, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from regular federal individual income tax..

The Commission Staff is requested to address any comments or questions you may have on this filing to the undersigned at 212-323-5905 or cliuhartman@ofiglobal.com.

Sincerely,

/s/ Carolyn Liu-Hartman

Carolyn Liu-Hartman

Vice President & Associate General Counsel

Cc:	Kramer Levin Naftalis & Frankel LLP
Taylor Edwards, Esq.